DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liability
SCHEDULE OF LEVEL 3 DERIVATIVE LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2024	$-
Issuance of derivative liabilities	142,319
Change in fair value of derivative liabilities	(142,319)
Ending balance as of December 31, 2024	$-

SCHEDULE OF DERIVATIVES ISSUED AND OUTSTANDING

In applying the Black-Scholes option pricing model to derivatives issued and outstanding during the year ended December 31, 2024, the Company used the following assumptions:

For The Year Ended
December 31,
2024
Risk free interest rate	3.58% - 4.38%
Expected term (years)	1.50 – 5.00
Expected volatility	49.40% - 60.19%
Expected dividends	0.00%